Offerings	Feb. 18, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Series A Blockchain Common Stock, par value $0.0001 per share
Amount Registered | shares	145,000
Proposed Maximum Offering Price per Unit	32.00
Maximum Aggregate Offering Price	$ 4,640,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 640.78
Offering Note	(Note 1a) Represents only the additional number of shares being registered pursuant to this registration statement. This does not include the 4,230,000 shares of Series A Blockchain Common Stock, par value $0.0001 per share (the "Blockchain Stock"), or the 4,230,000 shares of Class A common stock, par value $0.0001 per share (the "Class A Common Stock"), that were previously registered on the Registration Statement on Form S-1 (File No. 333-291591) (the "Prior Registration Statement"). (Note 1b) Based on the public offering price. (Note 1c) The registration fee is calculated in accordance with Rule 457(a) under the Securities Act of 1933, as amended (the "Securities Act"), based on the maximum aggregate offering price. The registrant previously registered 4,230,000 shares of Blockchain Stock and 4,230,000 shares of Class A Common Stock with an aggregate offering price not to exceed $318,180,600.00 on the Prior Registration Statement, which was declared effective by the U.S. Securities and Exchange Commission on February 17, 2026. In accordance with Rule 462(b) under the Securities Act, an additional amount of securities having a maximum aggregate offering price of $19,280,000.00 is hereby registered.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock, $0.0001 par value per share
Amount Registered | shares	457,500
Proposed Maximum Offering Price per Unit	32.00
Maximum Aggregate Offering Price	$ 14,640,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,021.78
Offering Note	See (Note 1a) See (Note 1b) See (Note 1c) Note 2a (4) Represents Class A Common Stock, which consists of either (1) to the extent shares of Blockchain Stock are not sold by the Company pursuant to the prospectus contained in this Registration Statement on Form S-1, shares of Class A Common Stock offered for resale by the selling stockholders pursuant to the prospectus contained in this Registration Statement on Form S-1, or (2) to the extent not resold by the selling stockholders pursuant to the prospectus contained in this Registration Statement on Form S-1, shares of Class A Common Stock issuable upon conversion of Blockchain Stock. Under Rule 416 of the Securities Act, the number of shares of Class A Common Stock Common Stock whose offer and sale are registered hereby includes an indeterminate number of shares of Class A Common Stock that may be issued in connection with stock splits, stock dividends or similar transactions. Additionally, under Rule 457(i) of the Securities Act, there is no additional filing fee payable with respect to the shares of Class A Common Stock issuable upon conversion of the Blockchain Stock because no additional consideration will be received in connection with the exercise of the conversion privilege.